Related Party Transactions - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($) member	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Senior management
Disclosure of transactions between related parties [line items]
Number of members	8
Non-executive directors
Disclosure of transactions between related parties [line items]
Number of members	8
Onco Verity Inc. Joint Venture
Disclosure of transactions between related parties [line items]
Contractual capital commitments | $	$ 7	$ 7	$ 13